COMMITMENTS - Additional information (Details)		9 Months Ended	12 Months Ended
	Oct. 06, 2022	Sep. 30, 2023 USD ($) $ / shares D shares	Dec. 31, 2022 USD ($) $ / shares D shares
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares		$ 11.50	$ 11.50
Exercise period		5 years	5 years
VSee and iDoc
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration	100.00%	100.00%	100.00%
Equity value of acquiree		$ 110,000,000	$ 110,000,000
Business Combination Agreement
COMMITMENTS AND CONTINGENCIES
Minimum net tangible assets upon closing			$ 5,000,001
Business Combination Agreement | Vsee Health Incentive Plan
COMMITMENTS AND CONTINGENCIES
Percentage of shares reserved for issuance		15.00%	15.00%
Business Combination Agreement | iDoc
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration		100.00%	100.00%
Numerator for calculation of closing consideration		$ 49,500,000	$ 49,500,000
Business Combination Agreement | Vsee
COMMITMENTS AND CONTINGENCIES
Exercise price of stock options | $ / shares		10	10
Numerator for calculation of closing consideration		$ 60,500,000	$ 60,500,000
Closing consideration, multiplication factor for calculation of amount of stock option exercisable | $ / shares		$ 10	$ 10
PIPE Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Fair value of PIPE Forward Contract			$ 84,605
PIPE Securities Purchase Agreement | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares		$ 12.50	$ 12.50
Exercise period		5 years	5 years
Conversion price of convertible notes | $ / shares		$ 10.00	$ 10.00
Minimum aggregate purchase price of additional offering		$ 10,000,000	$ 10,000,000
Minimum gross proceeds of Notes to be paid in cash for consummation of subsequent placements		$ 5,000,000	$ 5,000,000
Percentage of additional offering securities in additional offerings		100.00%	100.00%
Percentage of offered securities in subsequent placements		25.00%	25.00%
Lock-up period (in months)		8 months	8 months
Stock price trigger | $ / shares		$ 12.50	$ 12.50
Agreement number of consecutive trading days | D		20	20
PIPE Registration Rights Agreement
COMMITMENTS AND CONTINGENCIES
Minimum percentage of shares issuable upon conversion of PIPE shares and warrants		200.00%	200.00%
Threshold number of days to file a registration statement		30 days	30 days
Threshold days for registration statement to be effective		90 days	90 days
Threshold days for registration statement to be effective if undergone review		120 days	120 days
Vsee Common Stock | Business Combination Agreement | Vsee
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration		100.00%	100.00%
Series A Preferred Stock | PIPE Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Sale of Private Placement Warrants (in shares) | shares		424,000	424,000
Aggregate purchase price		$ 8,000,000	$ 8,000,000
Series A Preferred Stock | PIPE Securities Purchase Agreement | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares		8,000	8,000
Series B Preferred Stock | Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares		4,370	4,370
Deferred underwriting fee considered for purchase price of shares		$ 4,370,000	$ 4,370,000